General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of general and administrative expenses [Abstract]
Schedule of Composition of General and Administrative Expenses
	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions
Salaries and related expenses	123	124	81
Depreciation and amortization	118	110	108
Rent and maintenance	55	51	46
Data processing and professional services	39	36	34
Allowance for doubtful accounts	33	46	37
Other	52	59	54
	420	426	360